SCHEDULE OF INCOME TAX RECOVERY (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net loss before taxes	$ (21,036,690)	$ (15,669,093)	$ (18,169,070)
Expected current income tax recovery	(5,574,723)	(4,152,310)	(4,814,804)
Amounts not deductible for tax purposes	(1,177,000)	(1,201,600)	(957,400)
Other non-deductible items	(66,000)	(111,000)	(137,000)
Other deductible items	161,000	157,000	115,000
Non-taxable gain (loss)	(388,000)	383,000
Non-taxable loan forgiveness		49,000
Deferred R&D expenses	(627,000)
Foreign tax differential	(828,000)	(508,000)	(221,000)
Unrecognized tax recovered (losses)	2,649,723	2,920,710	3,614,404
Income tax recovery recognized